EQUIPMENT (Details Narrative) - USD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Disclosure Equipment Details Abstract
Loss on disposal of equipment	$ 45,466